Property and Equipment - Schedule of Property and Equipment (Details) - OmniM2M, Inc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Property plant and equipment, gross	$ 20,170	$ 20,170	$ 20,170	$ 24,863
Accumulated Depreciation	(19,670)	(18,263)	(18,263)	(16,243)
Net	500	1,907	1,907	8,620
Furniture and Fixtures [Member]
Property plant and equipment, gross	2,784	2,784	2,784	4,735
Office Equipment [Member]
Property plant and equipment, gross	3,260	3,260	3,260	4,907
M2M Equipment [Member]
Property plant and equipment, gross	$ 14,126	14,126	$ 14,126	12,943
Net		4,703
Computer Software [Member]
Property plant and equipment, gross				$ 2,278